Stockholder's Equity - Schedule of Option Pricing Model Inputs (Detail) - 2017 Plan [Member]	12 Months Ended
Dec. 31, 2018
Class Of Stock [Line Items]
Expected term (years)	6 years 3 months
Expected volatility	34.40%
Risk-free interest rate	2.80%
Dividend yield	0.00%